INVESTMENTS - Held to maturity and Available-for-sale debt investments (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Held to maturity debt securities
Carrying amount of held to maturity investments	¥ 13,100	¥ 15,400
Weighted average maturities periods	1 year 8 months 12 days	1 year 9 months 18 days
Available-for-sale debt investments
Available-for-sale debt securities, Cost, after adjusted with other-than-temporary impairment	¥ 3,734	¥ 3,134
Available-for-sale debt securities, Gross Unrealized Gains, including foreign exchange adjustment	271	173
Available-for-sale debt securities, Gross Unrealized Losses, including foreign exchange adjustment	(651)	(451)
Available-for-sale debt securities, fair value	3,354	2,856
Unrealized securities holding gain, net of tax	¥ 1	¥ 21	¥ 5